Note 13 - Subsequent Events	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Notes To Financial Statements [Abstract]
Subsequent Events

On April 25, 2019 we signed a lease with Accutek to rent approximately 45,600 square feet of industrial space at 2685 S. Melrose Drive, Vista California. The lease has an initial term of seven years and four months, commencing on or about August 2019. The lease contains an option to extend the term for two periods of twenty-four months, and the right of first refusal to lease an additional approximate 15,300 square feet. The monthly rental rate is $42,400 for the first 12 months, escalating at 3% each year.

On July 25, 2018, our Board of Directors granted Ronald F. Dutt, our chief executive officer president, chief financial officer, and corporate secretary, options to purchase 335,264 shares of our common stock with an exercise price equal to $1.98 per share and will vest quarterly over a two-year period following the date of grant and expire on July 25, 2028. The exercise price is equal to the fair market value of our common stock, which is $1.98 per share based on our 30 day volume-weighted average price on July 25, 2018. The options were issued under the 2014 Equity Incentive Plan.